Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2023	Sep. 07, 2022
Related Party Transaction [Line Items]
Accounts payable current	$ 409		$ 2,563	$ 409		$ 409	$ 574
Sublease income						0	253
Proceeds from (repayments of) related party debt						$ 0	$ 0
Temporary equity, shares issued	6,825,483		6,825,483	6,825,483		6,825,483	6,825,483
Series A-1 Preferred Stock [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued	4,118,120		4,118,120	4,118,120		4,118,120	4,118,120
Series A-1 Preferred Stock [Member] | Convertible preferred stock [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued									2,446,372
Series A-2 Preferred Stock [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued	1,649,188		1,649,188	1,649,188		1,649,188	1,649,188
Series A-2 Preferred Stock [Member] | Convertible preferred stock [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued									437,282
Related Party [Member] | Series A-1 Preferred Stock [Member] | Convertible preferred stock [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued									2,237,846
Related Party [Member] | Series A-2 Preferred Stock [Member] | Convertible preferred stock [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued									437,282
Member of the Scientific Advisory Board [Member] | Advisory Services Agreement [Member]
Related Party Transaction [Line Items]
Other payables current	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0
Member of the Scientific Advisory Board [Member] | Advisory Services Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Professional fees			100		100	100	100
Harvard College [Member] | License Agreement [Member]
Related Party Transaction [Line Items]
License fees incurred			100		100	200	100
Harvard College [Member] | License Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Accounts payable current	100		100	100	$ 100	100	$ 0
Related Party Investors [Member] | Simple Agreement For Future Equity [Member]
Related Party Transaction [Line Items]
Proceeds from financial instrument subject to mandatory redemption				34,100
Percentage of eligible discount of the issue of instruments		10.00%						10.00%
Fair value measurement with unobservable inputs reconciliation recurring basis liability issues	21,400	$ 10,400		10,400
Fair value measurement with unobservable inputs reconciliation recurring basis liability gain loss included in earnings	2,600	$ 300
Fair value measurement with unobservable input recnciliation basis liability value	$ 30,500		$ 32,600	$ 30,500		$ 30,500